Purchased services and licenses - Summary of purchased services and licenses (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Purchased services and licenses
Non-capitalized sport rights licenses	€ 42,668	€ 42,259	€ 48,324
Production costs	40,742	40,249	17,188
Ads costs and operational fees	32,049	27,665	9,861
Consultancy fees	27,694	19,426	9,930
Data journalist and freelancer fees	24,148	23,650	16,225
Variable service fees	16,073	10,058	6,829
Cost of materials and goods	13,682	3,207	213
Sales agents	2,694	2,987	3,924
Other costs	6,126	6,496	6,932
Total	€ 205,876	€ 175,997	€ 119,426